Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7198
(215) 564-8000

April 30, 2012

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: James O’Connor

RE:	Delaware Group Limited-Term Government Funds (the “Registrant”)
File Nos. 811-03363; 002-75526

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 69 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The Amendment was filed with the Securities and Exchange Commission electronically on April 27, 2012.

If you have any questions or comments concerning this certification, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:           Jerel Hopkins
Bruce G. Leto